First Sentier Global Listed Infrastructure Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Airport Services - 9.9%
Aeroports de Paris SA	18,697	$2,269,341
Beijing Capital International Airport Co. Ltd. - Class H (a)	3,844,000	1,492,429
Flughafen Zurich AG	14,201	4,002,365
Grupo Aeroportuario del Pacifico SAB de CV - Class B	171,200	3,940,731
Japan Airport Terminal Co. Ltd.	65,400	1,986,175
		13,691,041

Construction & Engineering - 0.9%
Vinci SA	8,643	1,200,590

Electric Utilities - 23.9%
American Electric Power Co., Inc.	62,427	7,062,991
Duke Energy Corp.	52,391	6,372,841
Evergy, Inc.	51,891	3,673,883
Eversource Energy	52,297	3,456,832
NextEra Energy, Inc.	69,156	4,914,225
PG&E Corp.	146,222	2,050,032
Xcel Energy, Inc.	75,965	5,578,870
		33,109,674

Gas Utilities - 2.2%
ENN Energy Holdings Ltd.	206,700	1,684,610
UGI Corp.	38,902	1,407,474
		3,092,084

Highways & Railtracks - 12.9%
Atlas Arteria Ltd.	845,257	2,792,034
Getlink SE	248,312	4,503,370
Motiva Infraestrutura de Mobilidade SA	1,033,509	2,268,365
Promotora y Operadora de Infraestructura SAB de CV	198,807	2,349,959
Transurban Group	668,787	5,918,636
		17,832,364

Independent Power Producers & Energy Traders - 2.1%
AES Corp.	51,681	679,605
RWE AG	53,463	2,193,334
		2,872,939

Integrated Telecommunication Services - 2.3%
China Tower Corp. Ltd. (b)	1,229,216	1,720,061
Infrastrutture Wireless Italiane SpA (b)	124,877	1,476,336
		3,196,397

Multi-Utilities - 14.5%
Dominion Energy, Inc.	64,877	3,792,061
Hera SpA	463,032	1,981,299
National Grid PLC	395,331	5,555,246
Public Service Enterprise Group, Inc.	39,412	3,538,803
Sempra Energy	63,700	5,203,016
		20,070,425

Oil & Gas Storage & Transportation - 9.2%
Cheniere Energy, Inc.	20,086	4,737,886
DT Midstream, Inc.	11,121	1,142,460
ONEOK, Inc.	60,005	4,927,011
Targa Resources Corp.	11,759	1,956,815
		12,764,172

Rail Transportation - 12.3%
Canadian Pacific Kansas City Ltd.	27,500	2,022,409
CSX Corp.	145,564	5,173,345
Norfolk Southern Corp.	25,168	6,996,704
Rumo SA	464,900	1,377,377
West Japan Railway Co.	63,000	1,379,337
		16,949,172

Water Utilities - 2.1%
Severn Trent PLC	71,652	2,512,655
United Utilities Group PLC	28,044	418,638
		2,931,293
TOTAL COMMON STOCKS (Cost $116,718,434)		127,710,151

REAL ESTATE INVESTMENT TRUSTS - 5.4%
Data Center REITs - 1.0%
Equinix, Inc.	1,780	1,397,603

Telecom Tower REITs - 4.4%
American Tower Corp.	3,060	637,673
Crown Castle, Inc.	24,317	2,555,474
SBA Communications Corp.	13,046	2,931,697
		6,124,844
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,441,907)		7,522,447

TOTAL INVESTMENTS - 97.7% (Cost $124,160,341)		135,232,598
Other Assets in Excess of Liabilities - 2.3%		3,208,683
TOTAL NET ASSETS - 100.0%		$138,441,281
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $3,196,397 or 2.3% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

First Sentier Global Listed Infrastructure Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$84,623,695	$43,086,456	$–	$127,710,151
Real Estate Investment Trusts	7,522,447	–	–	7,522,447
Total Investments	$92,146,142	$43,086,456	$–	$135,232,598

Allocation of Portfolio Holdings by Country as of July 31, 2025
(% of Net Assets)
United States	$80,187,301	57.9%
Australia	8,710,670	6.3
United Kingdom	8,486,539	6.1
France	7,973,301	5.8
Mexico	6,290,690	4.6
China	4,897,100	3.5
Switzerland	4,002,365	2.9
Brazil	3,645,742	2.6
Italy	3,457,635	2.5
Japan	3,365,512	2.4
Germany	2,193,334	1.6
Canada	2,022,409	1.5
Other Assets in Excess of Liabilities	3,208,683	2.3
	$138,441,281	100.0%